Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues
Gross premiums written	$ 797.5	$ 741.9	$ 3,739.4	$ 3,449.4
Reinsurance premiums ceded	(293.3)	(274.0)	(1,509.9)	(1,533.5)
Net premiums written	504.2	467.9	2,229.5	1,915.9
Change in net unearned premiums	95.6	166.6	(488.7)	(292.3)
Net premiums earned	599.8	634.5	1,740.8	1,623.6
Investment Income, Net	45.9	52.1	140.0	139.1
Net realized and unrealized investment gains/(losses)	6.2	(0.5)	18.8	(16.5)
Total revenues	651.9	686.1	1,899.6	1,746.2
Expenses
Losses and loss adjustment expenses	180.7	237.8	906.6	642.8
Policy acquisition expenses (includes The Fidelis Partnership commissions of $87.1 and $236.1 (2024: $97.3 and $249.0))	266.4	294.0	752.3	724.2
General and administrative expenses	27.2	22.7	71.5	70.7
Corporate and other expenses	0.0	0.0	1.2	1.6
Net foreign exchange losses	1.7	4.8	2.2	4.9
Financing costs	15.1	8.9	33.1	26.1
Total expenses	491.1	568.2	1,766.9	1,470.3
Income before income taxes	160.8	117.9	132.7	275.9
Income tax expense	(30.3)	(17.3)	(25.0)	(40.4)
Net income	130.5	100.6	107.7	235.5
Other comprehensive income
Unrealized gains on available-for-sale investments	10.5	79.0	47.1	70.4
Reclassification of net realized losses/(gains) recognized in net income	(1.3)	6.0	(2.9)	19.5
Income tax expense, all of which relates to unrealized gains on available-for-sale investments	(1.8)	(6.6)	(8.6)	(6.8)
Total other comprehensive income	7.4	78.4	35.6	83.1
Comprehensive income	$ 137.9	$ 179.0	$ 143.3	$ 318.6
Per share data
Earnings per common share (in dollars per share)	$ 1.25	$ 0.88	$ 1.00	$ 2.02
Earnings per diluted common share (in dollars per share)	$ 1.24	$ 0.88	$ 0.99	$ 2.02
Weighted average common shares outstanding (in shares)	104,370,380	114,445,447	108,156,265	116,390,461
Weighted average diluted common shares outstanding (in shares)	105,006,130	114,734,526	108,635,908	116,845,991